Goodwill and Intangibles - Summary of Core Deposit Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Intangible Liability Disclosure [Abstract]
Gross carrying amount	$ 1,776	$ 1,776
Less: accumulated amortization	(241)	(19)
Net carrying amount	$ 1,535	$ 1,757